SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Narrative) (Details) $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($) $ / shares shares	Dec. 31, 2018 USD ($)
Disclosure Of Cash Flow Statement Explanatory [Line Items]
Change in fair value of financial instruments		$ (49)
Equity investment share-based payments		247
Currency translation adjustment	$ (533)	1,209
CTA gain (loss) on royalty interest	(616)	1,391
CTA gain (loss) on goodwill		59
CTA gain (loss) on deferred tax liability	88	(259)
CTA gain (loss) in the net assets of a subsidiary	5	17
Investment amount of shares received		484	$ 370
Reclass from commitment to issue shares	2,240	$ 1,839
Number of shares issued for credit facility | shares		381,321
Value of share issued for credit facility		$ 602
Shares issued for credit facility, value per share | $ / shares		$ 1.58
Reclass of investment in associated entity		$ 911
Capital stock [Member]
Disclosure Of Cash Flow Statement Explanatory [Line Items]
Reclass of reserves on exercise of options	1,035	90
Reclass from commitment to issue shares	407	291
Share-based payments [Member]
Disclosure Of Cash Flow Statement Explanatory [Line Items]
Equity investment share-based payments		247
Reclass of reserves on exercise of options	(1,035)	(90)
Reclass from commitment to issue shares	$ 1,833	1,572
Share capital [member]
Disclosure Of Cash Flow Statement Explanatory [Line Items]
Reclass from commitment to issue shares		$ 24